Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 341,303	$ 423,211	$ 512,599
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	205,336	208,397	214,931
Non-cash impairments	4,158	12,970	0
Amortization of debt discount and issuance costs	30,162	33,701	32,294
Share-based compensation expense	47,100	49,507	38,391
Deferred tax expense (benefit)	10,731	(9,603)	(5,288)
Loss on marketable securities	0	6,230	6,550
Gain on sale of investment	0	0	(36,086)
Other items, net including fair value changes in derivatives	7,623	22,732	5,622
Net changes in operating assets and liabilities:
Accounts receivable	(55,119)	15,451	(7,402)
Inventories	(44,787)	(61,950)	(81,803)
Prepaid expenses and other current assets	4,390	58,999	13,918
Other long-term assets	691	(2,025)	1,400
Accounts payable	(22,417)	(1,756)	(5,975)
Accrued and other current liabilities	(55,583)	(17,837)	(71,681)
Income taxes	(7,458)	(21,894)	(12,832)
Other long-term liabilities	(6,675)	(869)	34,363
Net cash provided by operating activities	459,455	715,264	639,001
Cash flows from investing activities:
Purchases of property, plant and equipment	(149,710)	(129,224)	(189,904)
Purchases of intangible assets	(13,092)	(20,112)	(16,630)
Purchases of short-term investments	(976,448)	(1,385,929)	(397,650)
Proceeds from redemptions of short-term investments	1,270,551	883,083	359,560
Cash paid for acquisitions, net of cash acquired	(149,532)	(63,651)	0
Cash (paid) received for collateral asset	(66,583)	(9,881)	44,900
Purchases of investments, net	(2,870)	(1,156)	(2,645)
Other investing activities	29	107	(57)
Net cash used in investing activities	(87,655)	(726,763)	(202,426)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	0	371,452	0
Repayment of long-term debt	(400,000)	(480,003)	(41,345)
Proceeds from exercise of call options related to cash convertible notes	36,762	0	0
Payment of intrinsic value of cash convertible notes	(36,762)	0	0
Tax withholding related to vesting of stock awards	(17,675)	(25,357)	(23,574)
Cash (paid) received for collateral liability	(16,315)	12,556	8,600
Proceeds from issuance of common shares	163	121	7,919
Cash paid for contingent consideration	0	(4,572)	0
Purchase of treasury shares	0	0	(99,987)
Other financing activities	0	0	(1,979)
Net cash used in financing activities	(433,827)	(125,803)	(150,366)
Effect of exchange rate changes on cash and cash equivalents	(558)	(12,545)	(3,677)
Net (decrease) increase in cash and cash equivalents	(62,585)	(149,847)	282,532
Cash and cash equivalents, beginning of period	730,669	880,516	597,984
Cash and cash equivalents, end of period	668,084	730,669	880,516
Supplemental cash flow disclosures:
Cash paid for interest	20,348	23,208	21,588
Cash paid for income taxes, net of refunds	82,409	120,476	102,083
Supplemental disclosure of non-cash investing activities:
Equity securities acquired in non-monetary exchange	2,604	1,475	35,705
Intangible asset received in exchange for note receivable	$ 0	$ 0	$ 14,989